John Hancock
International Growth Fund
Quarterly portfolio holdings 12/31/2023

Fund’s investments
As of 12-31-23 (unaudited)
	Shares	Value
Common stocks 98.2%		$5,766,972,785
(Cost $4,628,100,435)
Australia 1.8%		102,716,263
Aristocrat Leisure, Ltd.	3,697,022	102,716,263
Canada 3.7%		216,589,042
ARC Resources, Ltd. (A)	5,058,179	75,087,265
Constellation Software, Inc.	57,072	141,501,777
China 9.5%		557,662,677
ANTA Sports Products, Ltd.	7,668,301	74,530,598
Focus Media Information Technology Company, Ltd., Class A	63,383,502	56,528,848
H World Group, Ltd., ADR	1,731,397	57,897,916
Kweichow Moutai Company, Ltd., Class A	388,595	94,592,628
Tencent Holdings, Ltd.	5,137,125	193,951,502
ZTO Express Cayman, Inc., ADR	3,766,973	80,161,185
Denmark 2.7%		156,695,286
DSV A/S	511,757	89,919,170
Genmab A/S (B)	209,426	66,776,116
France 12.1%		712,011,021
Airbus SE	1,089,991	168,390,607
AXA SA	1,875,363	61,242,583
Edenred SE	1,537,093	91,986,720
Publicis Groupe SA	1,046,914	97,270,523
Safran SA	717,701	126,537,898
Thales SA	407,382	60,322,063
Vinci SA	844,377	106,260,627
Germany 5.5%		324,979,173
Brenntag SE	1,041,500	95,721,458
Rheinmetall AG	387,733	122,963,938
Siemens AG	566,571	106,293,777
India 6.2%		364,077,954
Axis Bank, Ltd.	6,693,448	88,406,799
Bharti Airtel, Ltd.	9,005,377	111,402,332
Bharti Airtel, Ltd., Partly Paid Up Shares	801,744	6,105,041
HDFC Bank, Ltd.	4,657,703	95,337,749
Hindustan Aeronautics, Ltd.	1,864,446	62,826,033
Ireland 4.6%		269,493,230
AerCap Holdings NV (B)	1,302,181	96,778,092
Flutter Entertainment PLC (London Stock Exchange) (B)	545,176	96,769,438
ICON PLC (B)	268,293	75,945,700
Italy 2.0%		117,912,167
FinecoBank SpA	4,828,004	72,633,123
Moncler SpA	735,417	45,279,044
Japan 12.0%		703,721,280
Advantest Corp.	2,143,496	72,226,291
Isuzu Motors, Ltd.	7,759,190	99,470,321
Mitsubishi UFJ Financial Group, Inc.	7,529,500	64,619,195
Nippon Telegraph & Telephone Corp.	72,531,800	88,567,446
Recruit Holdings Company, Ltd.	3,293,632	137,710,492
Renesas Electronics Corp. (B)	5,792,900	103,582,646
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Tokyo Electron, Ltd.	773,855	$137,544,889
Netherlands 2.4%		139,237,935
ASML Holding NV	184,449	139,237,935
Portugal 2.0%		118,921,726
Jeronimo Martins SGPS SA	4,672,672	118,921,726
South Korea 2.4%		142,642,068
Samsung Electronics Company, Ltd.	2,350,074	142,642,068
Spain 2.5%		145,938,022
Industria de Diseno Textil SA	3,344,597	145,938,022
Sweden 3.0%		175,720,786
Evolution AB (C)	636,931	75,865,142
Volvo AB, B Shares	3,837,649	99,855,644
Switzerland 3.8%		225,562,654
Glencore PLC	14,283,999	85,861,675
Kuehne + Nagel International AG	212,333	73,275,473
Novartis AG	657,610	66,425,506
Taiwan 6.8%		399,621,867
Accton Technology Corp.	3,885,761	66,045,478
Taiwan Semiconductor Manufacturing Company, Ltd.	17,399,551	333,576,389
United Kingdom 15.2%		893,469,634
Allfunds Group PLC	8,575,210	60,974,795
AstraZeneca PLC	1,392,827	187,878,089
British American Tobacco PLC	2,031,538	59,441,081
GSK PLC	3,918,707	72,375,318
InterContinental Hotels Group PLC	975,388	87,956,387
London Stock Exchange Group PLC	1,143,976	135,231,018
Reckitt Benckiser Group PLC	1,444,864	99,700,427
Standard Chartered PLC	10,331,755	87,676,641

Unilever PLC	2,111,833	102,235,878
Preferred securities 1.3%		$76,181,829
(Cost $75,711,222)
Brazil 1.3%		76,181,829

Itau Unibanco Holding SA	10,949,600	76,181,829
Warrants 0.0%		$0
(Cost $0)
Constellation Software, Inc. (Expiration Date: 3-31-40) (B)(D)(E)	65,212	0

	Yield (%)	Shares	Value
Short-term investments 1.5%			$87,219,078
(Cost $87,221,064)
Short-term funds 0.5%			28,619,078
John Hancock Collateral Trust (F)	5.3645(G)	2,861,851	28,619,078

	Par value^	Value
Repurchase agreement 1.0%		58,600,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-29-23 at 5.340% to be repurchased at $29,317,385 on 1-2-24, collateralized by $1,950,380 Federal Home Loan Mortgage Corp., 4.500% - 7.000% due 2-1-33 to 12-1-53 (valued at $1,996,895) and $34,609,307 Federal National Mortgage Association, 1.500% - 6.500% due 9-1-36 to 10-1-53 (valued at $27,889,105)	29,300,000	29,300,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

	Par value^	Value
Repurchase agreement (continued)
Societe Generale SA Tri-Party Repurchase Agreement dated 12-29-23 at 5.310% to be repurchased at $29,317,287 on 1-2-24, collateralized by $29,557,300 U.S. Treasury Notes, 4.375% due 12-15-26 (valued at $29,886,081)	29,300,000	29,300,000

Total investments (Cost $4,791,032,721) 101.0%	$5,930,373,692
Other assets and liabilities, net (1.0%)	(56,439,751)
Total net assets 100.0%	$5,873,933,941

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 12-31-23. The value of securities on loan amounted to $27,234,748.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 12-31-23.
The fund had the following sector composition as a percentage of net assets on 12-31-23:
Industrials	24.3%
Information technology	19.3%
Financials	14.1%
Consumer discretionary	13.5%
Communication services	9.4%
Consumer staples	8.1%
Health care	8.0%
Materials	1.5%
Energy	1.3%
Short-term investments and other	0.5%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.  Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2023, by major security category or type:
	Total value at 12-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$102,716,263	—	$102,716,263	—
Canada	216,589,042	$216,589,042	—	—
China	557,662,677	138,059,101	419,603,576	—
Denmark	156,695,286	—	156,695,286	—
France	712,011,021	—	712,011,021	—
Germany	324,979,173	—	324,979,173	—
India	364,077,954	—	364,077,954	—
Ireland	269,493,230	172,723,792	96,769,438	—
Italy	117,912,167	—	117,912,167	—
Japan	703,721,280	—	703,721,280	—
Netherlands	139,237,935	—	139,237,935	—
Portugal	118,921,726	—	118,921,726	—
South Korea	142,642,068	—	142,642,068	—
Spain	145,938,022	—	145,938,022	—
Sweden	175,720,786	—	175,720,786	—
Switzerland	225,562,654	—	225,562,654	—
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	Total value at 12-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Taiwan	$399,621,867	—	$399,621,867	—
United Kingdom	893,469,634	—	893,469,634	—
Preferred securities	76,181,829	—	76,181,829	—
Warrants	—	—	—	—
Short-term investments	87,219,078	$28,619,078	58,600,000	—
Total investments in securities	$5,930,373,692	$555,991,013	$5,374,382,679	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,861,851	$201,889,403	$707,287,856	$(880,592,972)	$15,206	$19,585	$719,295	—	$28,619,078
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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